Financial instruments - Derivative financial instruments valuation (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Current Assets	€ 18,593	€ 19,777
Current Liabilities	(9,205)	(7,109)
Derivatives - cash flow hedging instruments
Financial instruments
Total Assets	1,990	9,151
Total Liabilities	(4,315)	(568)
Derivatives - cash flow hedging instruments | Foreign exchange contracts
Financial instruments
Current Assets	1,990	9,151
Current Liabilities	(4,315)	(568)
Derivatives - not designated as hedging instruments
Financial instruments
Total Assets	20,295	10,627
Total Liabilities	(4,890)	(7,422)
Derivatives - not designated as hedging instruments | Foreign exchange contracts
Financial instruments
Current Assets	16,603	10,627
Non-current Assets	3,692
Current Liabilities	€ (4,890)	(6,541)
Non-current Liabilities		€ (881)